UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $244,718 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     6057   586966 SH       SOLE                   265414        0   321552
ARES CAP CORP                  COM              04010L103     5047   402774 SH       SOLE                   182129        0   220645
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     3057   290068 SH       SOLE                   130461        0   159607
AVISTA CORP                    COM              05379B107     5587   286054 SH       SOLE                   129310        0   156744
AVNET INC                      COM              053807103     3288   136362 SH       SOLE                    61422        0    74940
BE AEROSPACE INC               COM              073302101     5475   215304 SH       SOLE                   100438        0   114866
BIO RAD LABS INC               CL A             090572207     4908    56747 SH       SOLE                    25707        0    31040
BRINKER INTL INC               COM              109641100     2994   207052 SH       SOLE                    93158        0   113894
BRONCO DRILLING CO INC         COM              112211107     1409   420525 SH       SOLE                   189155        0   231370
BROOKS AUTOMATION INC          COM              114340102     3071   397341 SH       SOLE                   178410        0   218931
CEDAR SHOPPING CTRS INC        COM NEW          150602209     1824   302930 SH       SOLE                   138414        0   164516
CHRISTOPHER & BANKS CORP       COM              171046105     3490   563816 SH       SOLE                   254902        0   308914
CMS ENERGY CORP                COM              125896100     4928   336402 SH       SOLE                   151272        0   185130
COLUMBUS MCKINNON CORP N Y     COM              199333105     1608   115132 SH       SOLE                    52092        0    63040
CROWN HOLDINGS INC             COM              228368106    11546   461102 SH       SOLE                   208199        0   252903
CSG SYS INTL INC               COM              126349109     5635   307403 SH       SOLE                   138083        0   169320
DEAN FOODS CO NEW              COM              242370104     2522   250438 SH       SOLE                   112868        0   137570
DELUXE CORP                    COM              248019101     4227   225449 SH       SOLE                   101947        0   123502
DIANA SHIPPING INC             COM              Y2066G104     4086   362879 SH       SOLE                   163569        0   199310
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     4189   111615 SH       SOLE                    50348        0    61267
ENPRO INDS INC                 COM              29355X107     6215   220796 SH       SOLE                    99246        0   121550
FLEXTRONICS INTL LTD           ORD              Y2573F102     6267  1119090 SH       SOLE                   506019        0   613071
FOREST OIL CORP                COM PAR $0.01    346091705     5089   186018 SH       SOLE                    84143        0   101875
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     3181   157143 SH       SOLE                    70824        0    86319
GIBRALTAR INDS INC             COM              374689107      926    91693 SH       SOLE                    41663        0    50030
HAIN CELESTIAL GROUP INC       COM              405217100     4203   208391 SH       SOLE                    94681        0   113710
KELLY SVCS INC                 CL A             488152208     4296   288913 SH       SOLE                   130598        0   158315
LIFEPOINT HOSPITALS INC        COM              53219L109     3750   119438 SH       SOLE                    53638        0    65800
LITTELFUSE INC                 COM              537008104     6742   213300 SH       SOLE                    96429        0   116871
MAIDENFORM BRANDS INC          COM              560305104     5442   267282 SH       SOLE                   120872        0   146410
MARINER ENERGY INC             COM              56845T305     2408   112104 SH       SOLE                    50265        0    61839
MATRIX SVC CO                  COM              576853105     3694   396826 SH       SOLE                   179619        0   217207
MEADOWBROOK INS GROUP INC      COM              58319P108     7247   839773 SH       SOLE                   377095        0   462678
MEADWESTVACO CORP              COM              583334107     3610   162610 SH       SOLE                    73268        0    89342
MEREDITH CORP                  COM              589433101     2799    89927 SH       SOLE                    40473        0    49454
MFA FINANCIAL INC              COM              55272X102     9117  1232055 SH       SOLE                   554673        0   677382
NATIONAL PENN BANCSHARES INC   COM              637138108     2350   391065 SH       SOLE                   176187        0   214878
NEWELL RUBBERMAID INC          COM              651229106     5188   354392 SH       SOLE                   160406        0   193986
OMNICARE INC                   COM              681904108     4685   197687 SH       SOLE                    89137        0   108550
OWENS ILL INC                  COM NEW          690768403     7456   281897 SH       SOLE                   127205        0   154692
PARAGON SHIPPING INC           CL A             69913R309     1986   554872 SH       SOLE                   250112        0   304760
PATTERSON UTI ENERGY INC       COM              703481101     1819   141368 SH       SOLE                    63618        0    77750
PENSON WORLDWIDE INC           COM              709600100     2205   390931 SH       SOLE                   176953        0   213978
PHARMACEUTICAL PROD DEV INC    COM              717124101     4690   184569 SH       SOLE                    83779        0   100790
PORTLAND GEN ELEC CO           COM NEW          736508847     3951   215546 SH       SOLE                    97566        0   117980
SAKS INC                       COM              79377W108     1193   157126 SH       SOLE                    71516        0    85610
SCHOLASTIC CORP                COM              807066105     2224    92210 SH       SOLE                    41390        0    50820
SEAGATE TECHNOLOGY             SHS              G7945J104     7417   568819 SH       SOLE                   256805        0   312014
SHAW GROUP INC                 COM              820280105     6243   182451 SH       SOLE                    82521        0    99930
SKECHERS U S A INC             CL A             830566105     9995   273694 SH       SOLE                   123830        0   149864
SPARTECH CORP                  COM NEW          847220209     1702   166008 SH       SOLE                    75272        0    90736
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     4419   231834 SH       SOLE                   104674        0   127160
STAGE STORES INC               COM NEW          85254C305     2762   258648 SH       SOLE                   116546        0   142102
SYNOVUS FINL CORP              COM              87161C105     3262  1284376 SH       SOLE                   580506        0   703870
TECH DATA CORP                 COM              878237106     6146   172548 SH       SOLE                    78072        0    94476
TOWER GROUP INC                COM              891777104     5091   236460 SH       SOLE                   106898        0   129562